Debt - Schedule of Long-Term Debt (Parenthetical) (Details) - USD ($) $ in Thousands		Sep. 30, 2026	Dec. 31, 2025
Debt Instrument [Line Items]
Short-term debt	[1]	$ 114,839	$ 10,190
Term Loan Facility USD [Member]
Debt Instrument [Line Items]
Short-term debt		10,190
Extended term loan facility USD [Member]
Debt Instrument [Line Items]
Short-term debt		32,545
Extended term loan facility EUR [Member]
Debt Instrument [Line Items]
Short-term debt		27,104
Line of Credit [Member]
Debt Instrument [Line Items]
Short-term debt		$ 45,000

[1]	Short-term debt consists of $45,000 outstanding under the line of credit, $10,190 under the Term Loan Facility (USD), $32,545 under the Extended Term Loan Facility (USD), and $27,104 under the Extended Term Loan Facility (EUR).